Changes in equity and earnings per share (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Changes in Issued Capital and Treasury Shares

The tables below summarize the changes in issued capital and treasury shares during 2019:

ISSUED CAPITAL	Issued capital
	Million shares	Million US dollar
At the end of the previous year	2 019	1 736
Changes during the period	—	—

	2 019	1 736
Of which:
Ordinary shares	1 693	—
Restricted shares	326	—

TREASURY SHARES	Treasury shares		Result on the use of treasury shares
	Million shares	Million US dollar	Million US dollar
At the end of the previous year	62.5	(6 549)	(2 383)
Changes during the period	(2.6)	279	(173)

	59.9	(6 270)	(2 556)

DisclosureOfChangesInOtherComprehensiveIncomeReservesExplanatory

The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging Reserves	Post-employment benefits	Total OCI Reserves
As per 1 January 2019	(21 079)	494	(1 567)	(22 152)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	1 719	—	—	1 719
Cash flow hedges	—	(134)	—	(134)
Re-measurements of post-employment benefits	—	—	(37)	(37)
Total comprehensive income	1 719	(134)	(37)	1 548

As per 30 June 2019	(19 360)	360	(1 604)	(20 604)

Million US dollar (restated)	Translation Reserves	Hedging Reserves	Post-employment benefits	Total OCI Reserves
As per 1 January 2018	(13 705)	586	(1 665)	(14 784)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	(3 352)	—	—	(3 352)
Cash flow hedges	—	229	—	229
Re-measurements of post-employment benefits	—	—	(4)	(4)
Total comprehensive income	(3 352)	229	(4)	(3 126)

As per 30 June 2018	(17 057)	815	(1 669)	(17 910)

Summary of Basic and Diluted Earnings Per Share

The calculation of basic earnings per share for the six-month period ended 30 June 2019 is based on the profit attributable to equity holders of AB InBev of 6 055m US dollar (30 June 2018: 2 954m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2019	2018
Issued ordinary and restricted shares at 1 January, net of treasury shares	1 957	1 934
Effect of stock lending	22	18
Effect of delivery of treasury shares	1	5
Effect of undelivered shares under the deferred share instrument	—	18

Weighted average number of ordinary and restricted shares at 30 June	1 980	1 975

The calculation of diluted earnings per share for the six-month period ended 30 June 2019 is based on the profit attributable to equity holders of AB InBev of 6 055m US dollar (30 June 2018: 2 954m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2019	2018
Weighted average number of ordinary and restricted shares at 30 June	1 980	1 975
Effect of share options, warrants and restricted stock units	31	37

Weighted average number of ordinary and restricted shares (diluted) at 30 June	2 011	2 012

The calculation of earnings per share before exceptional items is based on the profit attributable to equity holders of AB InBev. A reconciliation of profit before exceptional items, attributable to equity holders of AB InBev to profit attributable to equity holders of AB InBev is calculated as follows:

For the six-month period ended 30 June Million US dollar	2019	2018 restated
Profit before exceptional items, attributable to equity holders of AB InBev	4 986	3 602
Exceptional items, before taxes (refer to Note 7)	(104)	(196)
Exceptional finance income/(cost), before taxes (refer to Note 8)	1 166	(494)
Exceptional taxes (refer to Note 7)	(5)	45
Exceptional non-controlling interest (refer to Note 7)	12	(3)

Profit attributable to equity holders of AB InBev	6 055	2 954

The calculation of the Underlying EPS is based on the profit before exceptional items, mark-to-market gains or losses on derivatives related to the hedging of share-based payment programs and hyperinflation accounting impacts, attributable to equity holders of AB InBev. A reconciliation of profit before exceptional items, mark-to-market gains or losses and hyperinflation accounting impacts, attributable to equity holders of AB InBev to profit before exceptional items, attributable to equity holders of AB InBev, is calculated as follows:

For the six-month period ended 30 June Million US dollar	2019	2018 restated
Profit before exceptional items, mark-to-market gains or losses and hyperinflation accounting impacts, attributable to equity holders of AB InBev	3 866	3 860
Mark-to-market gains / (losses) on derivatives related to the hedging of share-based payment programs (refer to Note 8)	1 124	(258)
Hyperinflation accounting impacts	(4)	—

Profit before exceptional items, attributable to equity holders of AB InBev	4 986	3 602

Summary of Calculation of EPS

The table below sets out the EPS calculation:

For the six-month period ended 30 June Million US dollar	2019	2018 restated
Profit attributable to equity holders of AB InBev	6 055	2 954
Weighted average number of ordinary and restricted shares	1 980	1 975
Basic EPS	3.06	1.50
Profit before exceptional items, attributable to equity holders of AB InBev	4 986	3 602
Weighted average number of ordinary and restricted shares	1 980	1 975
Basic EPS before exceptional items	2.52	1.82
Profit before exceptional items, mark-to-market gains or losses and hyperinflation accounting impacts, attributable to equity holders of AB InBev	3 866	3 860
Weighted average number of ordinary and restricted shares	1 980	1 975
Underlying EPS	1.95	1.95
Profit attributable to equity holders of AB InBev	6 055	2 954
Weighted average number of ordinary and restricted shares (diluted)	2 011	2 012
Diluted EPS	3.01	1.47
Profit before exceptional items, attributable to equity holders of AB InBev	4 986	3 602
Weighted average number of ordinary and restricted shares (diluted)	2 011	2 012
Diluted EPS before exceptional items	2.48	1.79